REVENUE FROM CONTRACTS WITH CUSTOMERS - Schedule of breakdown of revenues by channel (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,945.5	$ 1,472.5
DTC
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,001.5	692.6
DTC | Technical Apparel
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	648.5	460.6
DTC | Outdoor Performance
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	285.7	182.1
DTC | Ball & Racquet Sports
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	67.3	49.9
Wholesale
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	944.0	779.9
Wholesale | Technical Apparel
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	236.5	203.2
Wholesale | Outdoor Performance
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	427.9	320.3
Wholesale | Ball & Racquet Sports
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 279.6	$ 256.4